Leases (Schedule of Operating Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Due year one	$ 9,456	$ 8,445
Due year two	6,853	6,440
Due year three	3,657	4,362
Due year four	2,042	3,265
Due year five	1,018	1,894
Due thereafter	116	593
Total operating lease payments	23,142	$ 24,999
Less: imputed interest	(1,406)
Present value of lease liabilities	$ 21,737